As filed with the U.S. Securities and Exchange Commission on May 21, 2014

Securities Act File No. 002-97596
Investment Company Act File No. 811-04297

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. ___ [  ]
Post-Effective Amendment No. 123 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 124 [X]

VAN ECK FUNDS
(Exact Name of Registrant as Specified in Charter)

335 Madison Avenue
New York, New York 10017
(Address of Principal Executive Offices)(Zip Code)

(212) 293-2000
Registrant’s Telephone Number

Jonathan R. Simon, Esq.
Vice President and General Counsel
Van Eck Associates Corporation
335 Madison Avenue, 19th Floor
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[  ] on (date) pursuant to paragraph (b)
[  ] 60 days after filing pursuant to paragraph (a)(1)
[  ] on (date) pursuant to paragraph (a)(1)
[  ] 75 days after filing pursuant to paragraph (a)(2)
[  ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the 1933 Act and the 1940 Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 21st day of May, 2014.

VAN ECK FUNDS

By:	/s/ Jonathan R. Simon
	Name:	Jonathan R. Simon
	Title:	Vice President, Secretary and Chief Legal Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Jan F. van Eck* Jan F. van Eck	Chief Executive Officer and President	May 21, 2014
/s/ John J. Crimmins* John J. Crimmins	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	May 21, 2014
/s/ Jane DiRenzo Pigott* Jane DiRenzo Pigott	Trustee	May 21, 2014
/s/ Jon Lukomnik* Jon Lukomnik	Trustee	May 21, 2014
/s/ Wayne H. Shaner* Wayne H. Shaner	Trustee	May 21, 2014
/s/ R. Alastair Short* R. Alastair Short	Trustee	May 21, 2014
/s/ Richard D. Stamberger* Richard D. Stamberger	Trustee	May 21, 2014
/s/ Robert L. Stelzl* Robert L. Stelzl	Trustee	May 21, 2014

*BY:	/s/ Jonathan R. Simon
Jonathan R. Simon
Attorney-in-Fact
May 21, 2014

EXHIBITS INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Extension Definition Linkbase

EX-101.LAB	XBRL Extension Label Linkbase

EX-101.PRE	XBRL Extension Presentation Linkbase